Inventories - Schedule of Inventories (Detail) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Classes of current inventories [abstract]
Ore stockpiles	$ 8,532	$ 9,332
Copper contained in concentrate	3,166	5,933
Molybdenum concentrate	549	217
Materials and supplies	26,739	24,157
Inventories	$ 38,986	$ 39,639